400 Howard Street San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 Jack.Gee@blackrock.com

January 13, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 29, 2015, to the prospectuses for the iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Adaptive Currency Hedged MSCI Eurozone ETF and iShares Adaptive Currency Hedged MSCI Japan ETF. The purpose of this filing is to submit the 497 dated December 29, 2015 in XBRL.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Jack Gee
Jack Gee
Treasurer and Cheif Finanical Officer cc: Benjamin J. Haskin, Esq.